Debt and Capital Structure - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt Premiums (Discounts), Net, and Transaction Costs	$ 80	$ 154
Total Debt	7,108	8,691
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,028	8,537
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Committed credit facility	0	0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	5,028	6,537
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 2,000	$ 2,000